S-K 1603(c) Fiduciary Duties to Other Companies	Jan. 28, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Individual	Entity	Entity’s Business	Affiliation
Brandon G. Lutnick	Cantor Fitzgerald, L.P.(1)	Financial holding company	Chairman and Chief Executive Officer
	Cantor Equity Partners I, Inc.(2)	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners II, Inc.(3)	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners III, Inc.(4)	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners IV, Inc.	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners V, Inc.	Blank check company	Chairman and Chief Executive Officer
Individual	Entity	Entity’s Business	Affiliation
	BGC Group, Inc.	Public company – financial services	Director
	Cantor Fitzgerald Income Trust, Inc.	Public non-traded REIT	Chairman
Jane Novak	Cantor Fitzgerald, L.P.(1)	Financial holding company	Managing Director
	Cantor Equity Partners I, Inc.(2)	Blank check company	Chief Financial Officer
	Cantor Equity Partners II, Inc.(3)	Blank check company	Chief Financial Officer
	Cantor Equity Partners III, Inc.(4)	Blank check company	Chief Financial Officer
	Cantor Equity Partners IV, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners V, Inc.	Blank check company	Chief Financial Officer
Danny H. Salinas	Cantor Fitzgerald, L.P.(1)	Financial holding company	Chief Financial Officer
	Cantor Equity Partners I, Inc.(2)	Blank check company	Director
	Cantor Equity Partners II, Inc.(3)	Blank check company	Director
	Cantor Equity Partners III, Inc.(4)	Blank check company	Director
	Cantor Equity Partners IV, Inc.	Blank check company	Director
	Cantor Equity Partners V, Inc.	Blank check company	Director
	Cantor Fitzgerald Income Trust, Inc.	Public non-traded REIT	Director, Chief Financial Officer and Treasurer
Mr. Hochberg	Numeric Computer Systems, Inc.	Global Software Company	President and Chief Executive Officer
	Cantor Equity Partners III, Inc.(4)	Blank check company	Director
	Lightwave Acquisition Corp	Blank check company	Director

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(1)      Includes direct and indirect subsidiaries of Cantor Fitzgerald, L.P. including entities that are not wholly-owned, directly or indirectly, by Cantor Fitzgerald, L.P.

(2)      CEP I entered into a definitive agreement with respect to its initial business combination in July 2025 with BSTR. Accordingly, it is not expected that any conflicts of interest will arise as a result of the affiliation with this entity unless the business combination with BSTR is not consummated for any reason.

(3)      CEP II entered into a definitive agreement with respect to its initial business combination in October 2025 with Securitize, Inc. Accordingly, it is not expected that any conflicts of interest will arise as a result of the affiliation with this entity unless the business combination with Securitize, Inc. is not consummated for any reason.

(4)      CEP III entered into a definitive agreement with respect to its initial business combination in November 2025 with AIR. Accordingly, it is not expected that any conflicts of interest will arise as a result of the affiliation with this entity unless the business combination with AIR is not consummated for any reason.